Secured Debt Facilities, Revolving Credit Facilities, Term Loan and Bonds Payable, and Derivative Instruments (Tables)	12 Months Ended
Dec. 31, 2014
Debt Obligation

The following represents the Company’s debt obligations as of December 31, 2014 and 2013:

	2014	2013
Secured Debt Facilities, Revolving Credit Facilities, Term Loan and Bonds Payable
TMCL II Secured Debt Facility, weighted average variable interest at 1.86% and 2.12% at December 31, 2014 and 2013, respectively	$852,100	$775,100
TMCL IV Secured Debt Facility, weighted average variable interest at 2.42% at December 31, 2014 and 2013	165,000	33,500
TL Revolving Credit Facility, weighted average variable interest at 1.73% and 1.71% at December 31, 2014 and 2013, respectively	684,500	648,500
TW Revolving Credit Facility, weighted average variable interest at 2.16% and 2.54% at December 31, 2014 and 2013, respectively	134,290	91,476
TAP Funding Revolving Credit Facility, weighted average variable interest at 1.91% and 2.17% at December 31, 2014 and 2013, respectively	126,000	120,500
TL Term Loan, weighted average variable interest rate at 1.76% at December 31, 2014	475,700	—
2005-1 Bonds, variable interest at 0.70%	—	72,958
2011-1 Bonds, fixed interest at 4.70%	—	300,000
2012-1 Bonds, fixed interest at 4.21%	—	333,333
2013-1 Bonds, fixed interest at 3.90%	262,109	291,917
2014-1 Bonds, fixed interest at 3.27%	296,278	—

Total debt obligations	$2,995,977	$2,667,284

Amount due within one year	$91,559	$161,307

Amounts due beyond one year	$2,904,418	$2,505,977

Future Scheduled Repayments

The following is a schedule by year, of future scheduled repayments, as of December 31, 2014:

	Years ending December 31,						Available Borrowing, as Limited by the Borrowing Base	Current and Available Borrowing
	2015	2016	2017	2018	2019 and Thereafter	Total Borrowing
TMCL II Secured Debt Facility	$—	$—	$21,303	$85,210	$745,587	$852,100	$43,786	$895,886
TMCL IV Secured Debt Facility	—	—	—	165,000	—	165,000	—	165,000
TL Revolving Credit Facility	—	—	684,500	—	—	684,500	15,500	700,000
TW Revolving Credit Facility	—	—	—	—	134,290	134,290	2,919	137,209
TAP Funding Revolving Credit Facility	—	—	—	—	126,000	126,000	24,000	150,000
TL Term Loan	31,600	31,600	31,600	31,600	349,300	475,700	—	475,700
2013-1 Bonds (1)	30,090	30,090	30,090	30,090	142,928	263,288	—	263,288
2014-1 Bonds (2)	30,140	30,140	30,140	30,140	175,817	296,377	—	296,377

Total	$91,830	$91,830	$797,633	$342,040	$1,673,922	$2,997,255	$86,205	$3,083,460

(1)	Future scheduled payments for the 2013-1 Bonds exclude an unamortized discount of $1,179.
(2)	Future scheduled payments for the 2014-1 Bonds exclude an unamortized discount of $99.

Summary of Derivative Instruments

The following is a summary of the Company’s derivative instruments as of December 31, 2014:

Derivative instruments	Notional amount
Interest rate cap contract with a bank with a fixed rate of 5.63% per annum, amortizing notional amount, with a termination date of November 16, 2015	$2,260
Interest rate cap contracts with several banks with fixed rates between 3.15% and 3.16% per annum, nonamortizing notional amounts, with termination dates through December 15, 2015	623,000
Interest rate collar contracts with a bank which caps rates between 1.30% and 2.18% per annum, and sets floors for rates between 0.80% and 1.68% per annum, with termination dates through October 15, 2022	61,216
Interest rate swap contracts with several banks, with fixed rates between 0.41% and 1.99% per annum, amortizing notional amounts, with termination dates through July 15, 2023	1,181,534

Total notional amount as of December 31, 2014	$1,868,010